20. SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information - 1
Shares, Issued	[1]	1,111,110
Stock Issued	[1]	$ 100,000
Supplemental Cash Flow Information - 2
Shares, Issued		125,081
Stock Issued		$ 111,67.
Supplemental Cash Flow Information - 3
Warrants issued	[2]		3,030,303
Warrants issued, fair value	[2]		$ 51,878
Supplemental Cash Flow Information - 4
Shares, Issued	[1]		2,666,667
Stock Issued	[1]		$ 773,333
Supplemental Cash Flow Information - 5
Shares, Issued	[2]		909,090
Stock Issued	[2]		$ 181,818
Supplemental Cash Flow Information - 6
Shares, Issued			233,450
Stock Issued			$ 43,915
Supplemental Cash Flow Information - 7
Warrants issued	[3]		88,800
Warrants issued, fair value	[3]		$ 9,332
Supplemental Cash Flow Information - 8
Warrants issued	[3]			70,000
Warrants issued, fair value	[3]			$ 11,614
Supplemental Cash Flow Information - 9
Shares, Issued	[4]			973,333
Asset acquisition liability	[4]			$ 100,000

[1]	Notes 4 and 13.
[2]	Notes 10 and 13.
[3]	Note 11.
[4]	Note 4.